OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current asset
Other assets consist of the following:

As at	March 31 2026	March 31 2025
Cross-currency interest rate swap instruments (i), (iv)	$—	$1,342
Long-term investment tax credits (vi)	4,096	5,705
Long-term forward foreign exchange contracts (v)	335	—
Other	33	15
	$4,464	$7,062

Disclosure of other non-current liabilities
Other long-term liabilities consist of the following:

As at	March 31 2026	March 31 2025
Cross-currency interest rate swap instruments (i)	$20,406	$10,131
Variable for fixed interest rate swap instruments (ii), (iii)	200	6,534
Long-term forward foreign exchange contracts (v)	108	2,854
Other	731	—
	$21,445	$19,519